MASSACHUSETTS INVESTORS GROWTH STOCK FUND*
                         MASSACHUSETTS INVESTORS TRUST*
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND*
                                MFS(R) BOND FUND*
                       MFS(R) CAPITAL OPPORTUNITIES FUND*
                            MFS(R) CASH RESERVE FUND
                      MFS(R) CONSERVATIVE ALLOCATION FUND*
                             MFS(R) CORE GROWTH FUND
                          MFS(R) EMERGING GROWTH FUND*
                       MFS(R) EMERGING MARKETS DEB T FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                       MFS(R) EMERGING OPPORTUNITIES FUND
                           MFS(R) EUROPEAN EQUITY FUND
                         MFS(R) FUNDAMENTAL GROWTH FUND
                             MFS(R) GEMINI U.K. FUND
                           MFS(R) GLOBAL EQUITY FUND*
                           MFS(R) GLOBAL GROWTH FUND*
                         MFS(R) GLOBAL TOTAL RETURN FUND
                            MFS(R) GLOBAL VALUE FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                      MFS(R) GOVERNMENT MONEY MARKET FUND*
                         MFS(R) GOVERNMENT MORTGAGE FUND
                       MFS(R) GOVERNMENT SECURITIES FUND*
                         MFS(R) GROWTH ALLOCATION FUND*
                        MFS(R) GROWTH OPPORTUNITIES FUND
                            MFS(R) HIGH INCOME FUND*
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND*
                      MFS(R) INTERNATIONAL CORE EQUITY FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                    MFS(R) INTERNATIONAL NEW DISCOVERY FUND*
                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                    MFS(R) INTERNATIONAL STRATEGIC VALUE FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                            MFS(R) JAPAN EQUITY FUND
                          MFS(R) LARGE CAP GROWTH FUND
                          MFS(R) LIMITED MATURITY FUND*
                           MFS(R) MANAGED SECTORS FUND
                           MFS(R) MID CAP GROWTH FUND*
                           MFS(R) MID CAP VALUE FUND*
                        MFS(R) MODERATE ALLOCATION FUND*
                            MFS(R) MONEY MARKET FUND*
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                       AL, AR, CA, FL, GA, MD, MA, MS, NY,
                             NC, PA, SC, TN, VA, WV
                           MFS(R) NEW DISCOVERY FUND*
                            MFS(R) NEW ENDEAVOR FUND
                           MFS(R) RESEARCH BOND FUND*
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND*
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND*
                          MFS(R) STRATEGIC GROWTH FUND*
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                         MFS(R) TAX MANAGED EQUITY FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND*
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                               MFS(R) VALUE FUND*
                          MFS(R)/SUN LIFE SERIES TRUST:
                                   BOND SERIES
                           CAPITAL APPRECIATION SERIES
                          CAPITAL OPPORTUNITIES SERIES
                             EMERGING GROWTH SERIES
                         EMERGING MARKETS EQUITY SERIES
                            GLOBAL GOVERNMENTS SERIES
                              GLOBAL GROWTH SERIES
                           GLOBAL TOTAL RETURN SERIES
                          GOVERNMENT SECURITIES SERIES
                                HIGH YIELD SERIES
                           INTERNATIONAL GROWTH SERIES
                           INTERNATIONAL VALUE SERIES
                             MANAGED SECTORS SERIES
                       MASS. INVESTORS GROWTH STOCK SERIES
                          MASS. INVESTORS TRUST SERIES
                              MID CAP GROWTH SERIES
                              MID CAP VALUE SERIES
                               MONEY MARKET SERIES
                              NEW DISCOVERY SERIES
                        RESEARCH GROWTH AND INCOME SERIES
                          RESEARCH INTERNATIONAL SERIES
                                 RESEARCH SERIES
                             STRATEGIC GROWTH SERIES
                             STRATEGIC INCOME SERIES
                             STRATEGIC VALUE SERIES
                                TECHNOLOGY SERIES
                               TOTAL RETURN SERIES
                                UTILITIES SERIES
                                  VALUE SERIES
                        MFS(R) VARIABLE INSURANCE TRUST:
                               MFS(R) BOND SERIES
                       MFS(R) CAPITAL OPPORTUNITIES SERIES
                          MFS(R) EMERGING GROWTH SERIES
                           MFS(R) GLOBAL EQUITY SERIES
                            MFS(R) HIGH INCOME SERIES
                      MFS(R) INVESTORS GROWTH STOCK SERIES
                          MFS(R) INVESTORS TRUST SERIES
                          MFS(R) MID CAP GROWTH SERIES
                           MFS(R) MONEY MARKET SERIES
                           MFS(R) NEW DISCOVERY SERIES
                             MFS(R) RESEARCH SERIES
                         MFS(R) STRATEGIC INCOME SERIES
                           MFS(R) TOTAL RETURN SERIES
                             MFS(R) UTILITIES SERIES
                               MFS(R) VALUE SERIES
                           MFS(R) INSTITUTIONAL FUNDS:
                      MFS(R) INSTITUTIONAL CORE EQUITY FUND
                   MFS(R) INSTITUTIONAL EMERGING EQUITIES FUND
                 MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND
                MFS(R) INSTITUTIONAL INT'L. RESEARCH EQUITY FUND
                   MFS(R) INSTITUTIONAL LARGE CAP GROWTH FUND
                    MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND
                    MFS(R) INSTITUTIONAL MID CAP GROWTH FUND
                MFS(R) INSTITUTIONAL REAL ESTATE INVESTMENT FUND
                       MFS(R) INSTITUTIONAL RESEARCH FUND
                   COMPASS 2 AND COMPASS 3 VARIABLE ACCOUNTS:
                      CAPITAL APPRECIATION VARIABLE ACCOUNT
                       GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                     GOVERNMENT SECURITIES VARIABLE ACCOUNT
                           HIGH YIELD VARIABLE ACCOUNT
                        MANAGED SECTORS VARIABLE ACCOUNT
                          MONEY MARKET VARIABLE ACCOUNT
                          TOTAL RETURN VARIABLE ACCOUNT

                        Supplement to Current Prospectus

As has been publicly reported, Massachusetts Financial Services Company ("MFS"), the fund's investment adviser, has been contacted by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS has been providing full cooperation with respect to these investigations. MFS has been informed by the staff of the SEC that it intends to recommend to the SEC that an enforcement action be brought against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. The NYAG has also indicated that it is considering whether to commence an enforcement proceeding relating to these practices against MFS. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

As a result of these developments, investors in the MFS funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.


                The date of this Supplement is December 12, 2003.

* El presente Suplemento tambien se encuentra disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.